Basis Of Presentation and Summary of Significant Accounting Policies Other accrued expenses and liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Advanced payments from clients, current	$ 292.9	$ 278.5
Accrued Insurance	$ 93.2	$ 92.2